UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    712 Fifth Avenue
            20th Floor
            New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:


/s/ Errol M. Rudman             New York, New York           November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:       $133,135
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                         September 30, 2010


COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  --------------    ---------  --------  -------------------  ----------  -------- ---------------------
                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
----------------------------  --------------    ---------  --------  -------   ---  ----  ----------  -------- -------- ------  ----
ALASKA AIR GROUP INC          COM               011659109   2,552     50,000   SH         SOLE                   50,000
AMR CORP                      COM               001765106     257     41,000   SH         SOLE                   41,000
AMPHENOL CORP NEW             CL A              032095101   9,427    192,467   SH         SOLE                  192,467
ATLAS ENERGY INC              COM               049298102   2,032     70,944   SH         SOLE                   70,944
BANK OF AMERICA CORPORATION   COM               060505104   2,987    228,000   SH         SOLE                  228,000
BELDEN INC                    COM               077454106   2,187     82,900   SH         SOLE                   82,900
BIOMIMETIC THERAPEUTICS INC   COM               09064X101   5,034    441,540   SH         SOLE                  441,540
BROADRIDGE FINL SOLUTIONS IN  COM               11133T103   2,689    117,560   SH         SOLE                  117,560
BRUKER CORP                   COM               116794108   3,908    278,580   SH         SOLE                  278,580
CITIGROUP INC                 COM               172967101     235     60,000   SH         SOLE                   60,000
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105   1,230     70,000   SH         SOLE                   70,000
CLIFFS NATURAL RESOURCES INC  COM               18683K101     799     12,500   SH         SOLE                   12,500
COWEN GROUP INC NEW           CL A              223622101   1,102    334,984   SH         SOLE                  334,984
CVS CAREMARK CORPORATION      COM               126650100   2,455     78,022   SH         SOLE                   78,022
DELTA AIR LINES INC DEL       COM NEW           247361702     250     21,500   SH         SOLE                   21,500
DIREXION SHS ETF TR           DLY FIN BULL NEW  25459W516   2,668    125,000   SH         SOLE                  125,000
EXPRESS SCRIPTS INC           COM               302182100   4,578     94,010   SH         SOLE                   94,010
HARTFORD FINL SVCS GROUP INC  COM               416515104   3,443    150,000        CALL  SOLE                  150,000
INSITUFORM TECHNOLOGIES INC   CL A              457667103   1,589     65,647   SH         SOLE                   65,647
JEFFERIES GROUP INC NEW       COM               472319102   1,135     50,000   SH         SOLE                   50,000
JPMORGAN CHASE & CO           COM               46625H100     343      9,000   SH         SOLE                    9,000
KKR FINANCIAL HLDGS LLC       COM               48248A306   1,917    218,300   SH         SOLE                  218,300
KRATON PERFORMANCE POLYMERS   COM               50077C106   2,167     79,800   SH         SOLE                   79,800
LAZARD LTD                    SHS A             G54050102   5,606    159,793   SH         SOLE                  159,793
MGP INGREDIENTS INC           COM               55302G103     444     56,550   SH         SOLE                   56,550
MEDCO HEALTH SOLUTIONS INC    COM               58405U102   2,924     56,170   SH         SOLE                   56,170
MOHAWK INDS INC               COM               608190104     267      5,000   SH         SOLE                    5,000
MARTHA STEWART LIVING OMNIME  CL A              573083102   1,213    255,856   SH         SOLE                  255,856
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   3,627    100,000   SH         SOLE                  100,000
PMI GROUP INC                 COM               69344M101      51     13,850   SH         SOLE                   13,850
RITCHIE BROS AUCTIONEERS      COM               767744105   6,822    328,450   SH         SOLE                  328,450
RUSH ENTERPRISES INC          CL A              781846209   3,102    202,236   SH         SOLE                  202,236
SOTHEBYS                      COM               835898107   4,804    130,480   SH         SOLE                  130,480
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401   2,102     40,000   SH         SOLE                   40,000
STIFEL FINL CORP              COM               860630102   1,949     42,110   SH         SOLE                   42,110
SIRONA DENTAL SYSTEMS INC     COM               82966C103   1,802     50,000   SH         SOLE                   50,000
SLM CORP                      COM               78442P106   1,197    103,600   SH         SOLE                  103,600
SYMMETRY MED INC              COM               871546206     797     82,720   SH         SOLE                   82,720
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106   1,342     67,920   SH         SOLE                   67,920
TRANSDIGM GROUP INC           COM               893641100  13,791    222,250   SH         SOLE                  222,250
TEREX CORP NEW                COM               880779103   1,581     69,000   SH         SOLE                   69,000
TIMKEN CO                     COM               887389104   1,534     40,000   SH         SOLE                   40,000
TRI-TECH HOLDING INC          SHS               G9103F106   1,346    127,128   SH         SOLE                  127,128
TW TELECOM INC                COM               87311L104  10,510    565,992   SH         SOLE                  565,992
U S AIRWAYS GROUP INC         COM               90341W108     476     51,500   SH         SOLE                   51,500
UAL CORP                      COM NEW           902549807   3,052    129,000   SH         SOLE                  129,000
VALASSIS COMMUNICATIONS INC   COM               918866104   1,999     58,990   SH         SOLE                   58,990
WORLD FUEL SVCS CORP          COM               981475106   2,601    100,000   SH         SOLE                  100,000
WEATHERFORD INTERNATIONAL LT  REG               H27013103   3,213    187,920   SH         SOLE                  187,920







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